Operating Lease Obligations (Tables)	12 Months Ended
Jan. 31, 2017
Leases [Abstract]
Schedule of Future Minimum Lease Payments

Future minimum lease payments required under operating leases that have initial or remaining non-cancelable lease terms and related subleases in excess of one year from January 31, 2017, are as follows:

Minimum Rental
(in thousands)	Commitments
Fiscal Year 2018	$3,238
Fiscal Year 2019	2,421
Fiscal Year 2020	2,024
Fiscal Year 2021	1,501
Fiscal Year 2022	1,085
Minimum lease payments	$10,269